Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	TENON MEDICAL, inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 on Form S-1 to the Registration Statement on Form S-1 (Registration No. 333-272488) (the “Original Registration Statement”), which was declared effective by the Commission on June 13, 2023, is being filed to serve as a Section 10(a)(3) update to the Original Registration Statement and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment. Pursuant to Rule 416 under the Securities Act, there are also being registered such securities that may be issued because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and similar transactions. All applicable registration fees were paid at the time of the filing of the Original Registration Statement.
Entity Central Index Key	0001560293
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE